Financial Risk Management Activities - Maturities of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 615	$ 596	$ 503
Borrowings	3,087	3,082	3,920
USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,527	2,672	3,554
AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	253	267	196
ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	307	143	170
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	615	596	503
Borrowings	137	127	211
Within one year | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 98	$ 100	$ 140
Effective rate %	5.40%	5.40%	5.80%
Within one year | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 16	$ 16	$ 11
Effective rate %	5.10%	5.40%	5.20%
Within one year | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 23	$ 11	$ 60
Effective rate %	8.90%	8.90%	8.20%
Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 0	$ 0	$ 0
Borrowings	343	287	216
Between one and two years | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 145	$ 100	$ 140
Effective rate %	5.40%	5.40%	5.80%
Between one and two years | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 174	$ 89	$ 68
Effective rate %	5.10%	5.30%	5.20%
Between one and two years | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 24	$ 98	$ 8
Effective rate %	8.90%	8.90%	8.10%
Between two and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 0	$ 0	$ 0
Borrowings	1,912	1,155	1,912
Between two and five years | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 1,643	$ 1,023	$ 1,767
Effective rate %	5.50%	5.50%	5.90%
Between two and five years | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 25	$ 119	$ 66
Effective rate %	6.80%	6.00%	6.20%
Between two and five years | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 244	$ 13	$ 79
Effective rate %	9.10%	11.20%	8.70%
After five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 0	$ 0	$ 0
Borrowings	695	1,513	1,581
After five years | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 641	$ 1,449	$ 1,507
Effective rate %	6.50%	5.50%	5.50%
After five years | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 38	$ 43	$ 51
Effective rate %	6.80%	6.80%	6.80%
After five years | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 16	$ 21	$ 23
Effective rate %	15.50%	14.00%	11.80%